UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Target Return Fund

7/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 87.1%
Aerospace – 1.6%
Boeing Co.	3,162	$193,230
FLIR Systems, Inc.	260	10,592
Goodrich Corp.	1,150	56,511
L-3 Communications Holdings, Inc.	620	61,188
Lockheed Martin Corp.	12,055	1,257,698
Northrop Grumman Corp.	10,375	699,171
Raytheon Co.	520	29,604
United Technologies Corp.	5,320	340,374

		$2,648,368

Airlines – 0.2%
Allegiant Travel Co.	1,850	$45,658
Copa Holdings S.A., “A”	5,410	193,678
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	12,600	28,185
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	880	26,136

		$293,657

Alcoholic Beverages – 0.6%
Companhia de Bebidas das Americas, ADR	1,200	$71,064
Diageo PLC	14,140	246,018
Foster’s Group Ltd.	24,444	113,332
Heineken N.V.	7,510	349,166
Molson Coors Brewing Co.	2,790	150,576
Pernod Ricard S.A.	1,380	119,975

		$1,050,131

Apparel Manufacturers – 1.2%
Adidas AG	5,921	$363,846
Billabong International Ltd.	5,516	52,285
Coach, Inc. (a)	4,425	112,882
Compagnie Financiere Richemont S.A.	820	49,182
Li & Fung Ltd.	28,000	95,092
LVMH Moet Hennessy Louis Vuitton S.A.	4,450	490,878
NIKE, Inc., “B”	8,620	505,822
Phillips-Van Heusen Corp.	3,570	126,378
Quiksilver, Inc. (a)	17,290	132,614
Sanyo Shokai Ltd.	4,000	18,146

		$1,947,125

Automotive – 0.8%
Autoliv, Inc.	2,912	$113,684
Bayerische Motoren Werke AG	6,650	298,415
BorgWarner Transmission Systems, Inc.	1,080	43,546
Bridgestone Corp.	9,300	151,195
Compagnie Generale des Etablissements Michelin	1,490	97,706
Goodyear Tire & Rubber Co. (a)	7,510	147,421
Harley-Davidson, Inc.	2,570	97,249
Johnson Controls, Inc.	7,580	228,613
Yamaha Motor Co. Ltd.	5,800	97,722

		$1,275,551

Biotechnology – 1.4%
Actelion Ltd. (a)	3,855	$209,326
Affymetrix, Inc. (a)	14,440	113,787
Amgen, Inc. (a)	6,120	383,296
Celgene Corp. (a)	270	20,382
Cubist Pharmaceuticals, Inc. (a)	3,780	85,655
Genentech, Inc. (a)	1,780	169,545
Genzyme Corp.	9,020	691,383

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Biotechnology – continued
Gilead Sciences, Inc. (a)	2,030	$109,579
Invitrogen Corp. (a)	6,129	271,821
Lonza Group AG	938	136,233
Millipore Corp. (a)	470	33,065
Nanosphere, Inc.	1,920	18,989

		$2,243,061

Broadcasting – 1.5%
Fuji Television Network, Inc.	75	$103,460
Grupo Televisa S.A., ADR	29,211	656,955
Nippon Television Network Corp.	440	47,654
Omnicom Group, Inc.	5,945	253,792
Societe Television Francaise 1	4,919	84,002
Time Warner, Inc.	10,580	151,506
Vivendi S.A.	3,950	165,036
Walt Disney Co.	14,870	451,304
WPP Group PLC	60,510	576,116

		$2,489,825

Brokerage & Asset Managers – 2.3%
Affiliated Managers Group, Inc. (a)	2,680	$231,552
AGF Management Ltd., “B”	4,200	90,041
Bolsa de Mercadorias & Futuros	200	1,767
Charles Schwab Corp.	7,500	171,675
CME Group, Inc.	115	41,415
Daiwa Securities Group, Inc.	56,000	483,713
Deutsche Boerse AG	1,320	150,451
Franklin Resources, Inc.	1,220	122,744
Goldman Sachs Group, Inc.	5,045	928,482
HFF, Inc., “A”	4,090	20,409
ICAP PLC	5,660	55,798
IG Group Holdings PLC	9,080	63,614
Intercontinental Exchange, Inc. (a)	1,208	120,558
Invesco Ltd.	13,040	303,702
Julius Baer Holding Ltd.	4,362	278,170
KBW, Inc.	1,620	42,800
KKR Private Equity Investors LP, IEU	2,904	38,536
Merrill Lynch & Co., Inc.	3,930	104,735
Morgan Stanley	9,690	382,561
Octaviar Ltd.	3,340	1,558
TD AMERITRADE Holding Corp. (a)	4,760	94,772
Thomas Weisel Partners Group	1,740	9,796
Van Lanschot N.V.	460	41,622
Waddell & Reed Financial, Inc., “A”	1,010	33,734

		$3,814,205

Business Services – 2.2%
Accenture Ltd., “A”	7,660	$319,882
Amdocs Ltd.	6,930	210,741
ATA, Inc., ADR	2,000	29,940
Automatic Data Processing, Inc.	1,300	55,523
Bunzl PLC	11,940	149,042
Capita Group PLC	4,433	60,382
Concur Technologies, Inc.	700	28,854
Constant Contact, Inc.	1,910	34,036
Corporate Executive Board Co.	2,480	92,950
CoStar Group, Inc. (a)	1,270	63,360
Fidelity National Information Services, Inc.	5,105	96,740

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Infosys Technologies Ltd., ADR	3,230	$127,230
Intertek Group PLC	5,216	104,126
JFE Shoji Holdings, Inc.	4,000	30,580
Kloeckner & Co. AG	2,776	139,208
Lender Processing Services, Inc. (a)	757	25,246
MasterCard, Inc., “A”	430	104,985
Mitsubishi Corp.	4,200	121,786
Mitsui & Co. Ltd.	2,000	41,533
Satyam Computer Services Ltd., ADR	23,284	496,881
Syntel, Inc.	2,870	94,567
USS Co. Ltd.	1,330	88,619
Visa, Inc., “A”	2,490	181,919
Western Union Co.	33,100	914,884

		$3,613,014

Cable TV – 0.5%
Comcast Corp., “A”	11,810	$243,522
Comcast Corp., “Special A”	2,030	41,696
DIRECTV Group, Inc.	7,240	195,625
Dish Network Corp., “A” (a)	2,050	60,311
Liberty Global, Inc., “A”	720	20,758
Premiere AG	2,190	39,518
Time Warner Cable, Inc., “A” (a)	9,080	258,144

		$859,574

Chemicals – 1.1%
3M Co.	4,430	$311,828
Hoganas AB	2,847	54,655
Intrepid Potash, Inc. (a)	1,260	69,678
Makhteshim-Agan Industries Ltd.	18,490	160,005
Monsanto Co.	770	91,715
Mosaic Co.	568	72,255
Nalco Holding Co.	2,270	53,345
Orica Ltd.	4,306	96,065
PPG Industries, Inc.	11,509	697,906
Terra Nitrogen Co. LP	1,120	135,677
Wacker Chemie AG	140	28,965

		$1,772,094

Computer Software – 2.3%
ACI Worldwide, Inc. (a)	4,940	$96,626
Akamai Technologies, Inc. (a)	1,700	39,678
ANSYS, Inc.	840	38,539
CommVault Systems, Inc. (a)	8,540	130,064
Guidance Software, Inc.	3,320	36,122
Microsoft Corp.	21,370	549,636
MicroStrategy, Inc., “A” (a)	2,782	168,144
MSC Software Corp. (a)	4,065	51,219
Oracle Corp.	49,410	1,063,797
Parametric Technology Corp.	3,210	62,178
Salesforce.com, Inc. (a)	4,340	276,849
SAP AG	2,040	118,032
Symantec Corp.	4,630	97,554
Synopsys, Inc. (a)	12,720	305,534
VeriSign, Inc. (a)	20,110	654,379

		$3,688,351

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.1%
Apple, Inc.	6,660	$1,058,607
Computer Sciences Corp.	340	16,106
Dell, Inc.	1,050	25,798
Deltek, Inc.	2,720	20,890
EMC Corp.	14,390	215,994
Fujitsu Ltd.	32,000	232,821
Hewlett-Packard Co.	5,610	251,328
International Business Machines Corp.	11,077	1,417,634
PROS Holdings, Inc.	3,310	34,623
Wincor Nixdorf AG	2,460	184,142

		$3,457,943

Conglomerates – 0.6%
Siemens AG	7,540	$924,612
Wesfarmers Ltd.	1,998	64,125

		$988,737

Construction – 1.3%
Corporacion Moctezuma S.A. de C.V.	5,200	$12,337
CRH PLC	6,130	157,710
Dayton Superior Corp. (a)	12,180	24,360
Duratex S.A., IPS	1,400	25,503
Fletcher Building Ltd.	5,780	26,848
Geberit AG	2,303	293,464
Lennar Corp.	5,540	67,034
Masco Corp.	7,310	120,542
Nexity International	1,020	22,623
NVR, Inc. (a)	854	471,681
Pulte Homes, Inc.	24,230	295,848
SARE Holding S.A. de C.V., “B”	9,700	11,023
Sekisui Chemical Co. Ltd.	11,000	69,886
Sherwin-Williams Co.	3,000	159,750
Stanley Works	4,580	203,718
Toll Brothers, Inc. (a)	2,520	50,627
Urbi Desarrollos Urbanos S.A.B. de C.V.	8,370	27,992
Wienerberger AG	4,132	110,652

		$2,151,598

Consumer Goods & Services – 2.4%
AmorePacific Corp.	54	$34,255
Apollo Group, Inc., “A” (a)	5,290	329,514
Avon Products, Inc.	3,950	167,480
Capella Education Co. (a)	1,250	65,250
Central Garden & Pet Co., “A”	11,250	47,025
Colgate-Palmolive Co.	2,190	162,651
DeVry, Inc.	670	38,063
Hengan International Group Co. Ltd.	24,000	72,482
Henkel KGaA, IPS	5,539	220,424
ITT Educational Services, Inc. (a)	2,250	199,305
Kao Corp.	12,000	311,047
Kimberly-Clark Corp.	2,180	126,069
Kimberly-Clark de Mexico S.A. de C.V., “A”	32,070	138,231
Kose Corp.	3,200	77,806
L’Oreal S.A.	610	64,107
New Oriental Education & Technology Group, Inc., ADR (a)	3,490	244,300
Physicians Formula Holdings, Inc. (a)	4,780	44,597
Priceline.com, Inc. (a)	1,020	117,249
Procter & Gamble Co.	15,160	992,677

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – continued
Reckitt Benckiser Group PLC	6,750	$369,051
Shiseido Co. Ltd.	2,000	44,406
Uni-Charm Corp.	800	56,453

		$3,922,442

Containers – 0.2%
Brambles Ltd.	50,060	$385,071
Smurfit-Stone Container Corp. (a)	70	400

		$385,471

Electrical Equipment – 2.1%
Anixter International, Inc. (a)	3,250	$221,096
Baldor Electric Co.	5,180	176,379
Danaher Corp.	6,930	551,974
General Electric Co.	11,660	329,861
Itron, Inc.	540	49,858
Keyence Corp.	300	64,823
Legrand S.A.	10,256	261,297
LS Industrial Systems Co. Ltd.	1,550	68,885
OMRON Corp.	13,600	237,271
Prysmian S.p.A.	4,576	113,527
Rockwell Automation, Inc.	1,660	73,887
Schneider Electric S.A.	2,780	306,904
Spectris PLC	8,360	117,891
Tyco International Ltd. (a)	1,632	72,722
W.W. Grainger, Inc.	1,370	122,629
WESCO International, Inc. (a)	15,465	582,257

		$3,351,261

Electronics – 3.6%
Altera Corp.	920	$20,194
Applied Materials, Inc.	5,140	89,025
ARM Holdings PLC	86,154	162,471
ARM Holdings PLC, ADR	12,750	72,293
ASM Pacific Technology Ltd.	10,700	77,148
ASML Holding N.V.	5,300	120,787
Canon, Inc.	1,400	63,972
First Solar, Inc. (a)	240	68,426
Flextronics International Ltd. (a)	57,913	517,163
GT Solar International, Inc. (a)	7,980	97,835
Hirose Electric Co. Ltd.	500	47,358
Hittite Microwave Corp. (a)	8,170	260,786
Hoya Corp.	600	12,240
Intel Corp.	55,740	1,236,871
Intersil Corp., “A”	15,730	379,565
Konica Minolta Holdings, Inc.	27,500	450,305
Marvell Technology Group Ltd. (a)	1,700	25,143
Mellanox Technologies Ltd. (a)	6,310	80,705
MEMC Electronic Materials, Inc. (a)	2,040	94,268
National Semiconductor Corp.	11,770	246,582
Nintendo Co. Ltd.	80	38,576
Nippon Electric Glass Co. Ltd.	12,000	176,443
RF Micro Devices, Inc. (a)	15,690	51,306
Ricoh Co. Ltd.	18,000	289,723
Royal Philips Electronics N.V.	5,680	188,414
Samsung Electronics Co. Ltd.	657	366,136
SanDisk Corp. (a)	11,340	159,894
SUMCO Corp.	1,600	36,064

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,415	$212,943
Tokyo Electron Ltd.	1,700	95,401
USHIO, Inc.	1,500	23,029
Venture Corp. Ltd.	21,000	164,530

		$5,925,596

Energy - Independent – 1.6%
Apache Corp.	5,230	$586,649
Arch Coal, Inc.	980	55,184
Arena Resources, Inc. (a)	780	31,910
Chesapeake Energy Corp.	2,440	122,366
CONSOL Energy, Inc.	2,790	207,548
Devon Energy Corp.	1,790	169,853
EOG Resources, Inc.	960	96,509
EXCO Resources, Inc. (a)	1,920	50,016
Foundation Coal Holdings, Inc.	400	23,760
Goodrich Petroleum Corp.	650	29,802
INPEX Holdings, Inc.	37	371,801
Kodiak Oil & Gas Corp. (a)	5,150	17,201
Occidental Petroleum Corp.	980	77,253
OMV AG	1,605	110,557
Peabody Energy Corp.	480	32,472
Penn Virginia Corp.	270	16,403
Sandridge Energy, Inc. (a)	560	27,378
SK Energy Co. Ltd.	513	52,270
St. Mary Land & Exploration Co.	730	31,069
Stone Energy Corp. (a)	370	18,877
Talisman Energy, Inc.	2,840	50,811
Talisman Energy, Inc.	10,550	188,107
Tesoro Corp.	2,010	31,034
Valero Energy Corp.	736	24,590
W&T Offshore, Inc.	490	21,687
XTO Energy, Inc.	3,410	161,054

		$2,606,161

Energy - Integrated – 4.8%
Chevron Corp.	9,530	$805,857
ConocoPhillips	5,650	461,153
Eni S.p.A.	6,810	230,275
Exxon Mobil Corp.	22,592	1,817,075
Hess Corp.	8,092	820,529
Marathon Oil Corp.	13,090	647,562
Murphy Oil Corp.	720	57,406
OAO Gazprom, ADR	6,100	292,260
Petroleo Brasileiro S.A., ADR	4,010	224,199
Royal Dutch Shell PLC, “A”	12,570	448,368
Royal Dutch Shell PLC, ADR	1,810	128,130
StatoilHydro ASA	15,750	511,356
TOTAL S.A.	7,270	557,171
TOTAL S.A., ADR	10,580	809,370

		$7,810,711

Engineering - Construction – 0.7%
Fluor Corp.	3,250	$264,387
Foster Wheeler Ltd. (a)	4,292	243,657
JGC Corp.	2,000	40,610
KHD Humboldt Wedag International Ltd. (a)	4,650	123,271
North American Energy Partners, Inc. (a)	14,770	267,189

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – continued
Quanta Services, Inc. (a)	3,410	$105,301
Team, Inc. (a)	3,910	142,754

		$1,187,169

Entertainment – 0.0%
Regal Entertainment Group, “A”	1,280	$21,312
TiVo, Inc. (a)	4,010	30,797

		$52,109

Food & Beverages – 2.7%
Binggrae Co. Ltd.	420	$15,381
Coca-Cola Co.	4,480	230,720
Coca-Cola Enterprises, Inc.	660	11,174
Coca-Cola Hellenic Bottling Co.	1,890	46,700
Dean Foods Co. (a)	8,420	179,346
Fomento Economico Mexicano S.A. de C.V., ADR	510	23,389
General Mills, Inc.	8,560	551,178
Groupe Danone	1,259	93,100
H.J. Heinz Co.	990	49,876
Hain Celestial Group, Inc. (a)	3,680	96,195
J.M. Smucker Co.	1,280	62,387
Kellogg Co.	4,840	256,810
Kerry Group PLC	4,737	131,326
Nestle S.A.	31,280	1,370,211
Nong Shim Co. Ltd.	484	107,871
Pepsi Bottling Group, Inc.	4,955	137,997
PepsiCo, Inc.	16,080	1,070,285

		$4,433,946

Food & Drug Stores – 1.0%
Aeon Co. Ltd.	6,000	$72,790
CVS Caremark Corp.	21,552	786,648
Dairy Farm International Holdings Ltd.	15,300	75,429
Kroger Co.	8,760	247,733
Lawson, Inc.	4,100	212,049
Susser Holdings Corp.	1,420	17,523
Tesco PLC	14,610	103,839
Walgreen Co.	880	30,219

		$1,546,230

Forest & Paper Products – 0.1%
Louisiana-Pacific Corp.	6,750	$57,105
M-real Oyj, “B”	7,870	12,062
Universal Forest Products, Inc.	2,550	68,850
UPM-Kymmene Corp.	5,600	88,496

		$226,513

Furniture & Appliances – 0.0%
Tupperware Brands Corp.	1,025	$39,975

Gaming & Lodging – 0.5%
International Game Technology	8,910	$193,436
Las Vegas Sands Corp. (a)	840	38,237
Morgans Hotel Group Co. (a)	6,290	91,142
Pinnacle Entertainment, Inc. (a)	7,400	83,620
Royal Caribbean Cruises Ltd.	12,620	321,558
WMS Industries, Inc. (a)	3,280	92,430

		$820,423

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.3%
99 Cents Only Stores (a)	10,470	$70,044
Daiei, Inc.	4,900	38,365
Family Dollar Stores, Inc.	20,310	473,223
Kohl’s Corp. (a)	5,980	250,622
Macy’s, Inc.	6,952	130,767
Massmart Holdings Ltd.	7,090	72,562
Stage Stores, Inc.	10,330	153,091
Wal-Mart Stores, Inc.	15,160	888,679

		$2,077,353

Health Maintenance Organizations – 1.1%
Aetna, Inc.	6,955	$285,225
AMERIGROUP Corp.	1,130	28,702
CIGNA Corp.	15,082	558,336
Coventry Health Care, Inc. (a)	3,860	136,528
Ehealth, Inc. (a)	3,160	45,883
Humana, Inc.	2,010	88,259
UnitedHealth Group, Inc.	1,470	41,278
WellPoint, Inc. (a)	11,630	609,994

		$1,794,205

Insurance – 3.4%
ACE Ltd.	490	$24,843
Allied World Assurance Co. Holdings Ltd.	3,040	126,494
Allstate Corp.	9,415	435,161
American International Group, Inc.	2,280	59,394
Amlin PLC	21,045	106,653
Aon Corp.	880	40,304
Aspen Insurance Holdings Ltd.	12,276	311,688
Aviva PLC	9,750	96,770
AXA	9,510	280,780
Benfield Group PLC	10,730	51,751
Catlin Group Ltd.	11,965	77,804
Chubb Corp.	4,020	193,121
CNP Assurances S.A.	1,002	111,560
Employers Holdings, Inc.	4,460	79,477
Endurance Specialty Holdings Ltd.	3,318	101,531
Euler Hermes	449	34,669
First American Corp.	1,260	31,752
Genworth Financial, Inc., “A”	29,731	474,804
Hartford Financial Services Group, Inc.	4,880	309,343
Hiscox Ltd.	27,792	109,566
IPC Holdings Ltd.	610	19,581
Jardine Lloyd Thompson Group PLC	14,260	116,255
Max Capital Group Ltd.	10,670	250,425
MetLife, Inc.	16,400	832,628
Muenchener Ruckversicherungs-Gesellschaft AG	620	103,247
Old Mutual PLC	29,887	57,019
PartnerRe Ltd.	639	44,934
Protective Life Corp.	3,420	122,983
Prudential Financial, Inc.	6,900	475,893
RenaissanceRe Holdings Ltd.	390	19,839
Travelers Cos., Inc.	9,435	416,272
W.R. Berkley Corp.	1,720	40,626

		$5,557,167

Internet – 0.8%
Dealertrack Holdings, Inc.	3,900	$60,762

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – continued
eBay, Inc. (a)	780	$19,633
Google, Inc., “A”	2,080	985,400
Greenfield Online, Inc. (a)	1,210	16,746
Omniture, Inc. (a)	6,160	106,876
TechTarget, Inc. (a)	13,400	95,006
Universo Online S.A., IPS	8,600	47,340
Vocus, Inc.	740	26,337

		$1,358,100

Leisure & Toys – 0.5%
Activision Blizzard, Inc. (a)	4,090	$147,158
Electronic Arts, Inc. (a)	5,750	248,285
Hasbro, Inc.	1,440	55,757
Heiwa Corp.	1,500	14,277
NAMCO BANDAI Holdings, Inc.	3,000	36,287
Sankyo Co. Ltd.	300	18,100
Scientific Games Corp.	880	26,699
THQ, Inc. (a)	5,550	84,249
Ubisoft Entertainment S.A.	1,011	99,888

		$730,700

Machinery & Tools – 2.3%
Actuant Corp., “A”	1,890	$57,569
Assa Abloy AB, “B”	29,910	408,122
Bucyrus International, Inc., “A”	3,174	222,212
Colfax Corp.	2,290	62,494
Cummins, Inc.	5,100	338,334
Eaton Corp.	9,404	668,060
GEA Group AG	10,578	348,931
Glory Ltd.	12,800	278,542
Ingersoll-Rand Co. Ltd., “A” (a)	3,530	127,080
Kennametal, Inc.	5,250	156,240
Komatsu Ltd.	2,700	66,552
Polypore International, Inc.	4,150	108,523
Ritchie Bros. Auctioneers, Inc.	1,980	51,698
Timken Co.	24,125	796,608
Trinity Industries, Inc.	850	31,994

		$3,722,959

Major Banks – 5.4%
Bank of America Corp.	35,890	$1,180,781
Bank of Communication Co. Ltd.	169,000	213,894
Bank of New York Mellon Corp.	20,520	728,460
Barclays PLC	45,915	307,708
BNP Paribas	4,180	414,882
BOC Hong Kong Holdings Ltd.	74,500	187,798
Credit Agricole S.A.	9,670	207,623
Credit Suisse Group AG	1,740	87,309
DBS Group Holdings Ltd.	18,000	251,339
Erste Bank der oesterreichischen Sparkassen AG	5,320	341,270
HSBC Holdings PLC	6,465	106,997
JPMorgan Chase & Co.	24,190	982,840
PNC Financial Services Group, Inc.	3,497	249,301
Raiffeisen International Bank Holding AG	480	59,856
Royal Bank of Scotland Group PLC	30,259	127,042
Standard Bank Group Ltd.	8,231	101,124
Standard Chartered PLC	11,004	334,614
State Street Corp.	10,995	787,682

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc.	52	$400,616
SunTrust Banks, Inc.	4,175	171,426
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	4,092	538,630
UniCredito Italiano S.p.A.	93,927	559,138
UnionBanCal Corp.	7,180	385,710
Wells Fargo & Co.	5,740	173,750

		$8,899,790

Medical & Health Technology & Services – 1.1%
AmerisourceBergen Corp.	3,180	$133,147
Athena Health, Inc.	660	19,932
DaVita, Inc. (a)	1,570	87,684
Express Scripts, Inc. (a)	820	57,843
Genoptix, Inc.	620	18,073
Healthcare Services Group, Inc.	3,720	61,789
HealthSouth Corp.	720	11,822
IDEXX Laboratories, Inc. (a)	4,670	249,845
LCA-Vision, Inc.	2,130	12,524
LifePoint Hospitals, Inc.	490	14,029
Lincare Holdings, Inc.	1,410	45,430
Medassets, Inc. (a)	3,710	56,095
Medco Health Solutions, Inc. (a)	1,740	86,269
MWI Veterinary Supply, Inc. (a)	6,300	220,752
Omnicare, Inc.	16,028	471,864
OPG Groep NV	3,723	65,827
Patterson Cos., Inc. (a)	1,730	54,028
VCA Antech, Inc. (a)	4,770	138,998

		$1,805,951

Medical Equipment – 2.1%
ABIOMED, Inc. (a)	7,530	$133,507
Advanced Medical Optics, Inc. (a)	10,250	177,940
Align Technology, Inc. (a)	11,520	115,315
AngioDynamics, Inc. (a)	3,620	57,486
AtriCure, Inc.	2,630	25,380
Baxter International, Inc.	2,010	137,906
Boston Scientific Corp. (a)	16,910	201,060
C.R. Bard, Inc.	930	86,341
Conceptus, Inc. (a)	11,480	195,964
Cooper Cos., Inc.	7,714	259,962
Dexcom, Inc.	3,590	24,125
Essilor International S.A.	900	44,465
Fresenius Medical Care AG & Co. KGaA, IPS	1,873	152,449
Hill-Rom Holdings, Inc.	580	16,292
Immucor, Inc.	1,820	54,837
Insulet Corp.	2,740	38,223
Medtronic, Inc.	5,340	282,112
Miraca Holdings, Inc.	2,700	64,941
NxStage Medical, Inc. (a)	16,500	65,340
ResMed, Inc.	1,510	57,108
St. Jude Medical, Inc. (a)	2,560	119,245
Stryker Corp.	970	62,264
Synthes, Inc.	850	117,452
Thermo Fisher Scientific, Inc. (a)	1,490	90,175
Thoratec Corp. (a)	7,810	146,516
Zimmer Holdings, Inc.	10,818	745,468

		$3,471,873

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 2.3%
Allegheny Technologies, Inc.	1,250	$59,112
Anglo American PLC	5,580	319,991
BHP Billiton Ltd., ADR	1,010	75,407
BHP Billiton PLC	27,410	914,988
Century Aluminum Co. (a)	5,600	332,752
Cleveland-Cliffs, Inc.	4,264	462,260
Evraz Group S.A., GDR	935	89,307
Freeport-McMoRan Copper & Gold, Inc.	2,980	288,315
Inmet Mining Corp.	1,607	101,957
Nucor Corp.	3,800	217,436
Nyrstar N.V.	2,556	32,132
Reliance Steel & Aluminum Co.	330	20,843
Rio Tinto PLC	2,400	251,766
Salzgitter AG	675	110,571
Southern Copper Corp.	1,468	40,781
United States Steel Corp.	2,160	346,378
Uranium One, Inc.	18,430	65,911

		$3,729,907

Natural Gas - Distribution – 0.7%
Energen Corp.	1,092	$65,738
Equitable Resources, Inc.	560	29,260
GDF Suez	3,530	220,515
Questar Corp.	11,270	595,958
Sempra Energy	2,610	146,578
Tokyo Gas Co. Ltd.	29,000	116,518

		$1,174,567

Natural Gas - Pipeline – 1.0%
El Paso Corp.	45,719	$819,742
Williams Cos., Inc.	27,381	877,561

		$1,697,303

Network & Telecom – 1.8%
Cavium Networks, Inc.	1,830	$29,371
Cisco Systems, Inc.	29,100	639,909
Juniper Networks, Inc. (a)	12,670	329,800
NICE Systems Ltd., ADR	8,950	264,562
Nokia Corp., ADR	9,140	249,705
Nokia Oyj	18,290	499,740
Polycom, Inc. (a)	4,690	110,684
QLogic Corp.	9,675	182,277
QUALCOMM, Inc.	1,980	109,573
Research in Motion Ltd.	3,320	407,762
Sonus Networks, Inc. (a)	18,420	66,865

		$2,890,248

Oil Services – 2.8%
Acergy S.A.	7,413	$124,582
Baker Hughes, Inc.	460	38,139
BJ Services Co.	980	28,812
Cal Dive International, Inc. (a)	6,690	71,650
Cameron International Corp. (a)	4,270	203,935
Dresser-Rand Group, Inc. (a)	5,240	199,644
Dril-Quip, Inc. (a)	1,850	100,159
ENSCO International, Inc.	1,140	78,820
Exterran Holdings, Inc. (a)	4,330	244,385
Fugro N.V.	1,814	128,600

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
Halliburton Co.	11,830	$530,221
Helix Energy Solutions Group, Inc. (a)	11,970	382,202
Nabors Industries Ltd. (a)	1,760	64,170
National Oilwell Varco, Inc. (a)	4,600	361,698
Natural Gas Services Group, Inc.	950	24,377
Noble Corp.	8,720	452,306
Oceaneering International, Inc. (a)	1,570	95,205
Pride International, Inc. (a)	5,590	216,668
Saipem S.p.A.	4,624	178,812
Schlumberger Ltd.	4,420	449,072
TETRA Technologies, Inc. (a)	13,630	258,016
Tidewater, Inc.	1,720	103,097
Vallourec S.A.	280	83,112
Weatherford International Ltd. (a)	2,650	99,984

		$4,517,666

Other Banks & Diversified Financials – 2.3%
Aeon Credit Service Co. Ltd.	14,000	$178,383
Akbank T.A.S.	300	1,674
American Capital Ltd.	4,890	99,365
American Express Co.	3,780	140,314
Anglo Irish Bank Corp. PLC	2,690	21,159
Anglo Irish Bank Corp. PLC	31,542	248,552
Bangkok Bank Public Co. Ltd.	8,500	28,034
Bank of Cyprus Public Co. Ltd.	21,180	280,396
Center Financial Corp.	6,670	73,370
Chiba Bank Ltd.	23,000	153,441
City National Corp.	805	39,550
CSU Cardsystem S.A.	5,760	16,407
Dah Sing Financial Group	4,400	34,460
DNB Holding A.S.A.	8,800	112,319
East West Bancorp, Inc.	14,220	169,360
Encore Bancshares, Inc. (a)	1,771	30,107
Fortis S.A./N.V.	3,840	54,367
Grupo Financiero Banorte S.A. de C.V.	27,100	117,403
Hachijuni Bank Ltd.	10,000	63,915
Hertz Global Holdings, Inc.	1,090	9,298
ING Groep N.V.	7,120	232,664
Joyo Bank Ltd.	10,000	46,854
Macquarie Group Ltd.	1,738	82,197
Moody’s Corp.	680	23,671
New York Community Bancorp, Inc.	5,025	83,516
Northern Trust Corp.	1,782	139,299
PT Bank Rakyat Indonesia (Persero) Tbk	94,500	62,405
Sapporo Hokuyo Holdings, Inc.	5	31,161
Shinhan Financial Group Co. Ltd.	2,280	106,568
Siam City Bank Public Co. Ltd.	89,400	35,504
Signature Bank	1,190	35,022
SNS REAAL Groep N.V.	6,208	103,730
Sovereign Bancorp, Inc.	20,370	193,922
TCF Financial Corp.	11,100	141,525
Unione di Banche Italiane Scpa	14,232	337,500
Viewpoint Financial Group	6,090	98,536
Zions Bancorporation	3,260	95,420

		$3,721,368

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Personal Computers & Peripherals – 0.5%
NetApp, Inc. (a)	2,420	$61,831
Nuance Communications, Inc. (a)	35,770	555,150
Synaptics, Inc.	810	39,058
Western Digital Corp. (a)	7,650	220,244

		$876,283

Pharmaceuticals – 4.7%
Abbott Laboratories	6,030	$339,730
Allergan, Inc.	6,490	337,026
Astellas Pharma, Inc.	8,400	363,221
Bayer AG	4,330	374,171
Bristol-Myers Squibb Co.	12,210	257,875
Cadence Pharmaceuticals, Inc.	2,030	20,889
Elan Corp. PLC, ADR (a)	590	11,829
Endo Pharmaceuticals Holdings, Inc. (a)	2,640	61,116
Genomma Lab Internacional S.A., “B”	2,000	3,090
GlaxoSmithKline PLC	19,420	452,251
Hisamitsu Pharmaceutical Co., Inc.	3,900	162,909
Inspire Pharmaceuticals, Inc.	3,200	12,096
Johnson & Johnson	9,940	680,592
Medicis Pharmaceutical Corp., “A”	1,130	20,747
Merck & Co., Inc.	36,300	1,194,270
Merck KGaA	2,970	358,914
Novartis AG	11,370	673,636
Novo Nordisk A/S, “B”	1,475	93,799
Pfizer, Inc.	7,580	141,519
Roche Holding AG	6,430	1,186,852
Schering-Plough Corp.	21,930	462,284
Sepracor, Inc. (a)	2,470	43,176
Synta Pharmaceuticals Corp.	1,660	13,064
Teva Pharmaceutical Industries Ltd., ADR	800	35,872
United Therapeutics Corp. (a)	1,070	121,327
Wyeth	8,130	329,428

		$7,751,683

Pollution Control – 0.2%
Allied Waste Industries, Inc.	11,441	$138,436
Waste Management, Inc.	4,170	148,202

		$286,638

Precious Metals & Minerals – 0.0%
Paladin Resources Ltd.	13,945	$70,929

Printing & Publishing – 0.2%
InnerWorkings, Inc.	4,410	$51,421
McGraw-Hill Cos., Inc.	650	26,436
MSCI, Inc., “A”	790	23,503
Reed Elsevier PLC, ADR	6,531	74,255
Washington Post Co., “B”	35	21,639
Wolters Kluwer N.V.	2,000	46,411

		$243,665

Railroad & Shipping – 0.5%
Burlington Northern Santa Fe Corp.	700	$72,891
East Japan Railway Co.	26	203,463
Frontline Ltd.	1,340	85,988
Jinhui Shipping & Transportation Ltd.	3,000	27,197
Kirby Corp. (a)	2,230	106,416

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – continued
Union Pacific Corp.	4,450	$366,858

		$862,813

Real Estate – 0.8%
American Capital Agency Corp., REIT	5,170	$80,859
Apartment Investment & Management, “A”, REIT	3,200	109,344
BRE Properties, Inc., REIT	830	40,570
CapitaLand Ltd., REIT	52,000	215,428
Deutsche Wohnen AG, REIT	1,710	20,717
Equity Residential, REIT	6,012	259,538
Host Hotels & Resorts, Inc., REIT	4,418	57,920
Jones Lang LaSalle, Inc., REIT	590	28,108
Kilroy Realty Corp., REIT	3,520	161,251
Mack-Cali Realty Corp., REIT	5,623	215,811
Maguire Properties, Inc., REIT	920	9,927
Taubman Centers, Inc., REIT	290	13,920
Yanlord Land Group Ltd.	45,000	62,181

		$1,275,574

Restaurants – 0.9%
Brinker International, Inc.	6,460	$118,799
Darden Restaurants, Inc.	16,009	521,413
McCormick & Schmick’s Seafood Restaurant, Inc.	4,960	40,226
McDonald’s Corp.	2,290	136,919
P.F. Chang’s China Bistro, Inc. (a)	2,830	73,580
Panera Bread Co., “A” (a)	1,730	86,673
Peet’s Coffee & Tea, Inc. (a)	3,790	73,867
Red Robin Gourmet Burgers, Inc. (a)	6,540	162,388
Texas Roadhouse, Inc., “A” (a)	10,340	95,955
YUM! Brands, Inc.	3,140	112,475

		$1,422,295

Special Products & Services – 0.1%
Heckmann Corp. (a)	8,020	$78,756
Olin Corp.	750	22,305

		$101,061

Specialty Chemicals – 1.4%
Air Products & Chemicals, Inc.	1,190	$113,300
Airgas, Inc.	5,260	301,293
Akzo Nobel N.V.	8,063	460,196
Croda International PLC	8,207	111,620
L’Air Liquide S.A.	938	123,017
Linde AG	4,000	552,145
Methanex Corp.	1,854	50,206
Methanex Corp.	470	12,643
Praxair, Inc.	5,490	514,578
Symrise AG	4,838	82,752

		$2,321,750

Specialty Stores – 1.7%
Advance Auto Parts, Inc.	5,700	$234,213
AnnTaylor Stores Corp. (a)	2,310	52,090
Citi Trends, Inc. (a)	5,400	124,902
Ctrip.com International Ltd., ADR	1,360	61,322
Dick’s Sporting Goods, Inc. (a)	12,380	217,269
Ethan Allen Interiors, Inc.	3,230	81,073
Industria de Diseno Textile S.A.	5,160	247,903
Kingfisher PLC	33,550	78,010

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Lowe’s Cos., Inc.	3,750	$76,200
Lumber Liquidators, Inc.	4,240	63,515
Monro Muffler Brake, Inc.	1,760	32,050
NEXT PLC	9,222	173,369
Nordstrom, Inc.	6,060	174,164
O’Reilly Automotive, Inc. (a)	7,020	179,291
Pier 1 Imports, Inc. (a)	18,270	67,599
Praktiker Bau-und Heimwerkermaerkte Holding AG	1,120	17,993
Ross Stores, Inc.	5,850	222,066
Staples, Inc.	8,320	187,200
Tiffany & Co.	3,650	137,934
TJX Cos., Inc.	980	33,036
Urban Outfitters, Inc.	4,750	156,798
Zumiez, Inc. (a)	5,940	87,674

		$2,705,671

Telecommunications - Wireless – 1.2%
America Movil S.A.B. de C.V., “L”, ADR	8,600	$434,214
KDDI Corp.	45	257,879
MTN Group Ltd.	4,680	80,713
Orascom Telecom Holding S.A.E., GDR	1,810	94,482
Rogers Communications, Inc., “B”	5,370	181,989
Rogers Communications, Inc., “B”	5,780	195,359
SmarTone Telecommunications Holdings Ltd.	25,000	24,098
Vodafone Group PLC	271,680	729,676

		$1,998,410

Telephone Services – 2.0%
AT&T, Inc.	26,410	$813,692
Embarq Corp.	12,770	584,483
Qwest Communications International, Inc.	31,271	119,768
Royal KPN N.V.	18,770	326,894
Telefonica S.A.	25,940	675,514
Telekom Austria AG	4,983	102,139
Verizon Communications, Inc.	15,630	532,045
Virgin Media, Inc.	11,310	126,898

		$3,281,433

Tobacco – 1.3%
Altria Group, Inc.	12,355	$251,424
Lorillard, Inc. (a)	7,559	507,284
Philip Morris International, Inc.	23,055	1,190,791
Swedish Match AB	9,795	194,237

		$2,143,736

Trucking – 0.8%
FedEx Corp.	2,380	$187,639
J.B. Hunt Transport Services, Inc.	4,730	174,915
Old Dominion Freight Lines, Inc. (a)	4,230	155,241
TNT N.V.	10,836	378,500
United Parcel Service, Inc., “B”	1,280	80,742
Yamato Holdings Co. Ltd.	24,000	299,639

		$1,276,676

Utilities - Electric Power – 2.5%
American Electric Power Co., Inc.	9,760	$385,520
British Energy Group PLC	4,450	64,366
CEZ AS	1,480	123,019
CMS Energy Corp.	5,750	77,625

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer		Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Dominion Resources, Inc.		3,640	$160,815
DPL, Inc.		760	19,289
Drax Group PLC		3,611	51,944
E.ON AG		3,830	730,521
Edison International		4,590	221,881
Enersis S.A., ADR		7,199	128,286
Entergy Corp.		890	95,159
FirstEnergy Corp.		3,355	246,760
FPL Group, Inc.		3,130	201,979
Hong Kong Electric Holdings		18,000	104,119
Northeast Utilities		2,410	60,636
NRG Energy, Inc. (a)		14,471	525,153
Pepco Holdings, Inc.		5,171	128,965
PG&E Corp.		12,127	467,253
PPL Corp.		4,600	216,016
Public Service Enterprise Group, Inc.		2,190	91,542
SUEZ S.A.		10	597
Westar Energy, Inc.		1,430	31,574

			$4,133,019

Total Common Stocks			$142,502,034

Bonds – 0.4%
International Market Sovereign – 0.4%
Royal Bank Of Scotland, 6.15%, 2009	GBP	350,000	$641,852

Warrants – 0.2%

Issuer		Shares/Par	Value ($)
Business Services – 0.1%
Merrill Lynch International & Co. (Satyam Computer Services Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)		7,470	$66,871

Computer Software - Systems – 0.0%
Merrill Lynch International & Co. (HCL Technologies Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)		4,486	$21,223

Other Banks & Diversified Financials – 0.1%
Merrill Lynch International & Co. (Housing Development - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)		2,831	$150,168

Utilities - Electric Power – 0.0%
Merrill Lynch International & Co. (NTPC Ltd. - Zero Strike Warrant (1 share for 1 warrant) (a)(n)		13,970	$56,048

Total Warrants			$294,310

Rights – 0.0%

Issuer	First Exercise	Shares/Par	Value ($)
Utilities - Electric Power – 0.0%
Suez Environnement S.A. - Zero Strike Right (1 share for 4 rights) (a)	7/22/08	1,770	$12,723

Money Market Funds (v) – 5.0%
MFS Institutional Money Market Portfolio, 2.56%, at Net Asset Value		8,120,831	$8,120,831

Total Investments (k)			$151,571,750

Other Assets, Less Liabilities – 7.3%			12,010,333

Net Assets – 100.0%			$163,582,083

(a)	Non-income producing security.

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

(k)	As of July 31, 2008, the fund had 201 securities that were fair valued, aggregating $38,095,826 and 25.13% of market value, in accordance with the policies adopted by the Board of Trustees.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $294,130, representing 2.1% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized sevenday yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 7/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$159,455,478

Gross unrealized appreciation	$3,278,378
Gross unrealized depreciation	(11,162,106)

Net unrealized appreciation (depreciation)	$(7,883,728)

(2) Derivative Contracts at 7/31/08

Forward Foreign Currency Exchange Contracts at 7/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	AUD	1,295,000	9/25/08	$1,168,293	$1,211,460	$43,167
SELL	AUD	630,000	8/25/08	591,942	591,879	63
SELL	CAD	12,130,706	9/25/08	12,074,441	11,845,472	228,969
SELL	EUR	2,591,394	8/25/08	4,034,955	4,018,350	16,605
SELL	GBP	13,844,555	10/24/08	27,538,970	27,273,242	265,728
SELL	HKD	3,665,000	10/24/08	470,918	470,457	461
SELL	JPY	100,100,000	8/25/08	960,256	928,938	31,318
BUY	MXN	11,070,000	10/24/08	1,069,227	1,089,518	20,291
BUY	MYR	9,060,000	9/25/08	2,781,786	2,782,043	257
SELL	NZD	11,340,000	10/24/08	8,628,152	8,223,428	404,724
BUY	SEK	5,390,000	9/25/08	888,037	888,254	217
SELL	SEK	9,670,000	9/25/08	1,614,254	1,593,583	20,671
BUY	ZAR	22,390,000	10/24/08	2,881,430	2,990,993	109,563

						$1,142,034

Depreciation
SELL	AUD	9,215,000	8/25/08 - 9/25/08	$8,585,286	$8,655,182	$(69,896)
SELL	BRL	2,700,000	9/25/08	1,634,383	1,704,378	(69,995)
SELL	CAD	1,815,000	9/25/08	1,769,947	1,772,426	(2,479)
BUY	CHF	15,735,000	10/24/08	15,500,630	15,024,922	(475,708)
SELL	EUR	26,725,000	8/25/08	41,362,230	41,624,188	(261,958)
BUY	JPY	332,000,000	9/25/08	3,346,341	3,086,807	(259,534)
BUY	NZD	3,806,552	8/25/2008	2,820,782	2,785,559	(35,223)
BUY	SEK	61,490,000	9/25/08	10,204,758	10,133,343	(71,415)
BUY	SGD	2,780,000	10/24/08	2,068,078	2,040,832	(27,246)
BUY	TWD	247,400,000	9/25/08	8,242,545	8,076,878	(165,667)

						$(1,439,121)

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 7/31/08

Futures contracts outstanding at 7/31/08

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
AEX 25 Index (Long)	EUR	131	$16,255,150	Aug-08	$561,242
Australian Bond 10 yr (Long)	AUD	149	13,825,978	Sep-08	447,368
Australian SPI 200 (Short)	AUD	90	10,552,551	Sep-08	914,751
CAC 40 Index (Short)	EUR	18	1,235,628	Aug-08	(86,235)
Canadian Bond 10 yr (Short)	CAD	113	13,108,618	Sep-08	(71,865)
Canadian S&P/TSX 60 Index Fund (Short)	CAD	112	17,799,179	Sep-08	1,437,227
DAX Index (Short)	EUR	25	6,358,816	Sep-08	372,527
DJ Euro Stoxx 50 (Short)	EUR	89	4,689,148	Sep-08	80,588
E-mini S&P MidCap 400 (Short)	USD	186	14,952,540	Sep-08	1,069,146
Euro Bond (Long)	EUR	70	12,280,185	Sep-08	36,571
FTSE 100 Index (Long)	GBP	128	13,718,727	Sep-08	(917,466)
FTSE/JSE Top 40 Index (Short)	ZAR	92	3,251,276	Sep-08	486,836
Hang Seng Index (Short)	HKD	29	4,232,946	Aug-08	22,884
IBEX 35 (Long)	EUR	5	923,154	Aug-08	42,985
Japan Bond 10 yr (Short)	JPY	22	27,815,553	Sep-08	(462,047)
MSCI Singapore Free Index (Short)	SGD	47	2,456,268	Aug-08	21,149
MSCI Taiwan Index (Long)	USD	114	3,076,860	Aug-08	12,344
Nikkei 225 Index (Long)	JPY	50	6,191,491	Sep-08	(398,484)
OMX Index (Short)	SEK	155	2,233,686	Aug-08	(136,543)
Russell 2000 Index (Short)	USD	29	10,374,750	Sep-08	243,149
S&P 500 Future (Short)	USD	82	25,975,550	Sep-08	1,517,063
S&P/MIB Index (Long)	EUR	26	5,777,629	Sep-08	(309,258)
Topix Index (Short)	JPY	74	8,926,777	Sep-08	738,275
U.S. Treasury Note 10 yr (Long)	USD	54	6,200,719	Sep-08	27,424

					$5,649,631

The fund segregated $10,635,058 as cash collateral for open futures contracts.

Swap Agreements at 7/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
10/25/37	JPY	245,000,000	(a)Morgan Stanley Capital Services, Inc.	6-Month LIBOR	2.46% (fixed rate)	$(28,000)
10/25/37	GBP	3,500,000	(b)Citibank	6-Month LIBOR	4.75% (fixed rate)	(133,593)
10/25/37	GBP	3,500,000	(c)Citibank	3.50% (fixed rate)	UK Retail Price Index	(776,565)
10/25/37	GBP	1,500,000	(d)Morgan Stanley Capital Services, Inc.	6-Month LIBOR	4.75% (fixed rate)	(99,217)
10/25/37	GBP	1,000,000	(e)JPMorgan Chase Bank	3.50% (fixed rate)	UK Retail Price Index	(184,088)
10/25/37	GBP	750,000	(f)Merrill Lynch Capital Services	3.50% (fixed rate)	UK Retail Price Index	(138,066)
10/25/37	GBP	1,000,000	(g)Morgan Stanley Capital Services, Inc.	6-Month LIBOR	4.75% (fixed rate)	(20,005)
10/25/37	GBP	2,000,000	(h)Deutsche Bank	3.50% (fixed rate)	UK Retail Price Index	(368,175)
4/01/38	GBP	1,500,000	(i)JPMorgan Chase Bank	6-Month LIBOR	4.69% (fixed rate)	(56,102)
4/01/38	JPY	150,000,000	(j)Merrill Lynch Capital Services	6-Month LIBOR	2.32% (fixed rate)	33,255

						$(1,770,556)

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 7/31/08

Swap Agreements at 7/31/08 – continued

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD	3,465,000	(k)Merrill Lynch International	3.75% (fixed rate)	(1)	$(297,470)
12/20/12	USD	3,960,000	(l)JPMorgan Chase Bank	3.75% (fixed rate)	(1)	(340,378)
12/20/12	USD	4,000,000	(m)JPMorgan Chase Bank	(2)	1.75% (fixed rate)	72,511
6/20/13	EUR	12,500,000	(n)JPMorgan Chase Bank	6.50% (fixed rate)	(3)	1,103,800
6/20/13	USD	10,500,000	(o)JPMorgan Chase Bank	1.55% (fixed rate)	(4)	133,702
6/20/13	USD	4,750,000	(p)Merrill Lynch International	1.55% (fixed rate)	(4)	60,280
6/20/13	USD	1,800,000	(q)Citibank	(5)	2.65% (fixed rate)	(23,922)
6/20/13	USD	3,800,000	(r)Morgan Stanley Capital Services, Inc.	(5)	2.65% (fixed rate)	(50,223)
6/20/13	USD	3,000,000	(s)Merrill Lynch International	(5)	2.65% (fixed rate)	(39,649)
6/20/13	USD	3,250,000	(t)Morgan Stanley Capital Services, Inc.	5.00% (fixed rate)	(6)	(182,692)
6/20/13	USD	5,500,000	(u)Merrill Lynch International	5.00% (fixed rate)	(6)	(309,935)
6/20/13	USD	6,000,000	(v)JPMorgan Chase Bank	5.00% (fixed rate)	(6)	(337,278)

						$(211,254)

(1)	Fund to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.9 Index.

(2)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CDX.EM.8 Index.

(3)	Fund to pay notional amount upon a defined credit event by a reference obligation specified in the ITRAXX EUR XOVER9 Index.

(4)	Fund to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.10 Index.

(5)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CDX.EM.9 Index.

(6)	Fund to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.10 Index.

(a)	Net unamortized premiums paid by the fund amounted to $2,029.

(b)	Net unamortized premiums paid by the fund amounted to $3,150.

(c)	Net unamortized premiums received by the fund amounted to $132,062.

(d)	Net unamortized premiums received by the fund amounted to $11,784.

(e)	Net unamortized premiums received by the fund amounted to $106,580.

(f)	Net unamortized premiums received by the fund amounted to $95,454.

(g)	Net unamortized premiums received by the fund amounted to $10,714.

(h)	Net unamortized premiums received by the fund amounted to $411,266.

(i)	Net unamortized premiums paid by the fund amounted to $52,826.

(j)	Net unamortized premiums paid by the fund amounted to $44,386.

(k)	Net unamortized premiums received by the fund amounted to $137,922.

(l)	Net unamortized premiums received by the fund amounted to $379,318.

(m)	Net unamortized premiums paid by the fund amounted to $10,404.

(n)	Net unamortized premiums paid by the fund amounted to $942,312.

(o)	Net unamortized premiums paid by the fund amounted to $103,334.

(p)	Net unamortized premiums paid by the fund amounted to $62,368.

(q)	Net unamortized premiums received by the fund amounted to $22,992.

(r)	Net unamortized premiums received by the fund amounted to $98,304.

(s)	Net unamortized premiums received by the fund amounted to $2,338.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 7/31/08

Swap Agreements at 7/31/08 – continued

(t)	Net unamortized premiums received by the fund amounted to $142,263.

(u)	Net unamortized premiums received by the fund amounted to $102,083.

(v)	Net unamortized premiums received by the fund amounted to $459,167.

At July 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the period ended July 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	146,728,744	(138,607,913)	8,120,831

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$164,423	$8,120,831

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: September 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: September 12, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 12, 2008

*	Print name and title of each signing officer under his or her signature.